Summary of significant accounting policies - Operating lease commitment to lease liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2019	Jan. 01, 2019
Summary of significant accounting policies
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements		€ 2,584
Discounted using the incremental borrowing rate at January 1, 2019		1,973
Finance lease liability recognized as at December 31, 2018		105
- Recognition exemption for leases with less than 12 months of lease term at transition		(84)
- Extension options reasonably certain to be exercised		1,532
Lease liabilities recognized at January 1, 2019	€ 4,348	€ 3,526